COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 27, 2020 $ / shares
Fair Value, Off-balance Sheet Risks [Abstract]
Loss reimbursement on sold loans	$ 230	$ 10	$ 170
Loss reimbursement reserve on sold mortgage loans	$ 900	800
VISA Class A Common Stock [Member]
Investment Owned [Abstract]
Current conversion ratio	1.6228
VISA Class B Common Stock [Member]
Investment Owned [Abstract]
Number of shares owned (in shares) | shares	12,566
Current value of shares owned	$ 3,700
VISA Class B Common Stock [Member] | Subsequent Event [Member]
Investment Owned [Abstract]
Closing price (in dollars per share) | $ / shares				$ 180.01
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	582,457	505,421
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	$ 7,207	$ 4,998
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate	3.75%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate	10.75%